Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information Reconciled to Income before Tax and Noncontrolling Interest	The following tables show segment information for 2018, 2017 and 2016, reconciled to the Company’s income before income tax and noncontrolling interests as shown in its consolidated statements of comprehensive income (loss):

	Container	Container	Container
2018	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$498,414	$2,948	$—	$—	$—	$501,362
Lease rental income - managed fleet	—	111,342	—	—	—	111,342
Lease rental income	$498,414	$114,290	$—	$—	$—	$612,704
Management fees - non-leasing from external customers	$235	$2,752	$5,542	$—	$—	$8,529
Inter-segment management fees	$—	$48,646	$12,132	$—	$(60,778)	$—
Trading container margin	$—	$—	$3,450	$—	$—	$3,450
Gain on sale of owned fleet containers, net	$36,071	$—	$—	$—	$—	$36,071
Depreciation expense	$241,647	$794	$—	$—	$(6,736)	$235,705
Container impairment	$26,775	$—	$—	$—	$—	$26,775
Interest expense	$138,427	$—	$—	$—	$—	$138,427
Write-off of unamortized deferred debt issuance costs	$881	$—	$—	$—	$—	$881
Realized gain on interest rate swaps, collars and caps, net	$5,238	$—	$—	$—	$—	$5,238
Unrealized loss on interest rate swaps, collars and caps, net	$5,790	$—	$—	$—	$—	$5,790
Segment income (loss) before income tax and noncontrolling interests	$26,166	$20,322	$16,128	$(4,083)	$(2,258)	$56,275
Total assets	$4,648,938	$128,328	$45,110	$10,653	$(88,733)	$4,744,296
Purchases of long-lived assets	$765,297	$709	$—	$—	$—	$766,006

	Container	Container	Container
2017	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$442,219	$2,669	$—	$—	$—	$444,888
Lease rental income - managed fleet	—	104,566	—	—	—	104,566
Lease rental income	$442,219	$107,235	$—	$—	$—	$549,454
Management fees (non-leasing) from external customers	$266	$2,105	$4,775	$—	$—	$7,146
Inter-segment management fees	$—	$39,529	$9,477	$—	$(49,006)	$—
Trading container margin	$—	$—	$1,456	$—	$—	$1,456
Gain on sale of owned fleet containers, net	$26,210	$—	$—	$—	$—	$26,210
Depreciation expense	$236,577	$776	$—	$—	$(6,310)	$231,043
Container impairment	$8,072	$—	$—	$—	$—	$8,072
Interest expense	$117,475	$—	$—	$—	$—	$117,475
Write-off of unamortized deferred debt issuance costs and bond discounts	$7,550	$—	$—	$—	$—	$7,550
Realized loss on interest rate swaps, collars and caps, net	$1,191	$—	$—	$—	$—	$1,191
Unrealized gain on interest rate swaps, collars and caps, net	$4,094	$—	$—	$—	$—	$4,094
Segment (loss) income before income tax and noncontrolling interests	$(1,707)	$15,376	$10,854	$(3,568)	$1,405	$22,360
Total assets	$4,316,272	$139,989	$10,873	$6,859	$(93,651)	$4,380,342
Purchases of long-lived assets	$418,288	$934	$—	$—	$—	$419,222

	Container	Container	Container
2016	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$458,246	$2,181	$—	$—	$—	$460,427
Lease rental income - managed fleet	—	105,511	—	—	—	105,511
Lease rental income	$458,246	$107,692	$—	$—	$—	$565,938
Management fees (non-leasing) from external customers	$291	$2,593	$3,053	$—	$—	$5,937
Inter-segment management fees	$—	$38,080	$8,493	$—	$(46,573)	$—
Trading container margin	$—	$—	$(276)	$—	$—	$(276)
Gain on sale of owned fleet containers, net	$6,761	$—	$—	$—	$—	$6,761
Depreciation expense	$241,498	$876	$—	$—	$(6,230)	$236,144
Container impairment	$94,623	$—	$—	$—	$—	$94,623
Interest expense	$85,215	$—	$—	$—	$—	$85,215
Realized loss on interest rate swaps, collars and caps, net	$8,928	$—	$—	$—	$—	$8,928
Unrealized gain on interest rate swaps, collars and caps, net	$6,210	$—	$—	$—	$—	$6,210
Segment (loss) income before income tax and noncontrolling interests	$(84,252)	$18,134	$6,178	$(3,016)	$1,633	$(61,323)
Total assets	$4,261,296	$89,905	$6,010	$4,900	$(68,085)	$4,294,026
Purchases of long-lived assets	$474,956	$1,206	$—	$—	$—	$476,162

Segment Information Geographic Allocation of Lease Rental Income and Management Fees

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the years ended December 31, 2018, 2017 and 2016 based on customers’ and container owners’ primary domicile:

	Years ended December 31,
	2018	Percent of Total	2017	Percent of Total	2016	Percent of Total
Lease rental income:
Asia	$319,286	52.1%	$280,331	51.0%	$297,822	52.6%
Europe	255,753	41.7%	232,888	42.4%	232,538	41.1%
North / South America	34,053	5.6%	30,480	5.5%	27,483	4.9%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	3,612	0.6%	5,755	1.1%	8,095	1.4%
	$612,704	100.0%	$549,454	100.0%	$565,938	100.0%
Management fees - non-leasing:
Bermuda	$4,418	51.8%	$3,100	43.4%	$3,320	55.9%
Europe	2,089	24.5%	2,097	29.3%	660	11.1%
North / South America	1,970	23.1%	1,928	27.0%	1,911	32.2%
Asia	7	0.1%	4	0.1%	18	0.3%
All other international	45	0.5%	17	0.2%	28	0.5%
	$8,529	100.0%	$7,146	100.0%	$5,937	100.0%

Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the years ended December 31, 2018, 2017 and 2016 based on the location of sale:

	Years ended December 31,
	2018	Percent of Total	2017	Percent of Total	2016	Percent of Total
Trading container sales proceeds:
Asia	$13,117	67.0%	$3,349	70.4%	$11,647	74.5%
Europe	3,487	17.8%	593	12.5%	1,033	6.6%
North / South America	2,893	14.8%	816	17.2%	2,948	18.9%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	71	0.4%	—	0.0%	—	0.0%
	$19,568	100.0%	$4,758	100.0%	$15,628	100.0%
Gain on sale of owned fleet containers, net:
Asia	$18,593	51.5%	$18,321	69.9%	$6,015	89.0%
Europe	9,622	26.7%	2,994	11.4%	1,576	23.3%
North / South America	7,043	19.5%	5,002	19.1%	1,855	27.4%
Bermuda	—	0.0%	—	0.0%	—	0.0%
All other international	813	2.3%	(107)	(0.4)%	(2,685)	(39.7)%
	$36,071	100.0%	$26,210	100.0%	$6,761	100.0%